Identifiable Intangible Assets, net - Estimated Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Identifiable Intangible Assets, net
Amortization amounted	$ 227,803	$ 221,466
Estimated amortization for five succeeding years
2019	176,545
2020	158,807
2021	149,326
2022	117,865
2023	113,545
Thereafter	1,036,411
Subtotal finite-lived intangible assets	1,752,499
Internally developed software projects in process	37,672
Finite-Lived Intangible Assets, Net, Total	1,790,171	1,990,037
Intangibles with indefinite lives	168,349
Indefinite-lived intangible, Net, Total	$ 1,958,520	$ 2,160,087